Short-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2015 and 2016, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.32% to 0.45% and 0.32% to 0.55%, respectively, and cash, cash equivalents and marketable securities totaling $180,000 thousand and $138,000 thousand are pledged as collateral, respectively.

As of December 31, 2016, unused credit lines amounted to $285,511 thousand and will expire between March 2017 and November 2017. Among which, $23,000 thousand will expire in March 2017.